Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash	$ 19,979	$ 545,655
Prepaid expenses	85,538	215,628
Derivative asset	28,245,500
Total Current Assets	28,351,017	761,283
Cash and investments held in the Trust Account	42,994,274	127,782,882
Other assets		35,870
Total Assets	71,345,291	128,580,035
Current Liabilities:
Accounts payable and accrued expenses	2,131,019	439,086
Income taxes payable	906,563	339,899
Excise tax payable	890,385
Accrued offering costs		5,000
Funds allocated for share redemption	17,834,235
Derivative liabilities	46,728,596
Advances from Target	187,500
Convertible note payable – Sponsor	1,297,500	125,341
Total Current Liabilities	71,213,298	909,326
Deferred underwriting commission	4,322,500	4,322,500
Total liabilities	75,535,798	5,231,826
COMMITMENTS AND CONTINGENCIES
Class A common stock subject to possible redemption; 2,293,741 and 12,350,000 shares (at redemption value)	24,342,743	127,242,983
Stockholders’ Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Accumulated deficit	(28,533,570)	(3,895,094)
Total Stockholders’ Deficit	(28,533,250)	(3,894,774)
Total Liabilities and Stockholders’ Deficit	71,345,291	128,580,035
Class A Common Stock
Stockholders’ Deficit:
Common stock value	12	12
Class B Common Stock
Stockholders’ Deficit:
Common stock value	308	308
Related Party
Current Liabilities:
Advances from Related Party	332,500
Convertible note – Related Party	$ 905,000